INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 22,879,716	$ 943,104,534	₫ 30,170,149	[1]
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	29,460,091	1,214,348,351	29,733,814		$ 1,245,864,996	₫ 35,963,511	$ 1,506,893,112
Long-term loans from banks, Non-current portion	22,263,712	917,712,778	22,590,438		946,553,172	27,652,234	1,158,645,521
Long-term loans from banks, Current portion	7,196,379	296,635,573	7,143,376		299,311,824	8,311,277	348,247,591
Outstanding balance of collateral cover ratio less than required ratio specified in borrowing agreements			17,125,887		718
Non-current outstanding borrowing subject to collateral cover ratio			14,819,192		621
Foreign syndicated loan No.1
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	13,751,172	566,824,897	13,997,995		586,524,554	15,287,959	640,574,834
Long-term loans from banks, Current portion	2,543,672	104,850,453	2,176,904		91,213,609	2,119,385	88,803,528
Foreign syndicated loan No.2
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	3,954,400	163,000,824	4,473,261		187,432,372	5,563,099	233,097,251
Long-term loans from banks, Current portion	3,954,400	163,000,824	4,473,261		187,432,372	1,277,045	53,508,967
Foreign syndicated loan No.3
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks						4,714,072	197,522,501
Long-term loans from banks, Current portion						4,714,072	197,522,501
Foreign syndicated loan No.4
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,155,858	88,864,716	2,200,874		92,217,967	2,290,606	95,977,793
Long-term loans from banks, Current portion	384,133	15,834,007	358,215		15,009,428	176,775	7,406,981
Foreign syndicated loan No.5
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	3,284,748	135,397,692	3,127,891		131,060,546	2,912,644	122,041,565
Long-term loans from banks, Current portion	271,384	11,186,480	129,791		5,438,322
Foreign syndicated loan No.6
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	6,263,288	258,173,454	₫ 5,918,804		$ 248,001,508	₫ 5,137,283	$ 215,255,300
Other Loans Payable Unsecured
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	12,507	515,540
Long-term loans from banks, Current portion	5,256	216,653
Other Loans Payable, Vehicles Collateral
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	38,118	1,571,228
Long-term loans from banks, Current portion	₫ 37,534	$ 1,547,156

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).